Trade and Other Receivables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Trade and Other Receivables [Line Items]
Total cost	$ 5,640	$ 7,000
Contract value	1,200		$ 1,700
Outsourcing amount	1,300
Legal entity	$ 938	$ 1,400
Top of range [member]
Trade and Other Receivables [Line Items]
Trade receivables percentage	3.71%	1.98%
Other receivables percentage	3.00%	3.00%
Bottom of range [member]
Trade and Other Receivables [Line Items]
Trade receivables percentage	13.03%	11.70%
Other receivables percentage	15.00%	15.00%
Vendor and Customer relationship management system (VCRM) [Member]
Trade and Other Receivables [Line Items]
System estimated period	2 years
Cloud Management Platform Development (CMP) [Member]
Trade and Other Receivables [Line Items]
System estimated period	2 years
Outsourcing amount		$ 1,800